Shareholders' Equity - Additional Information (Details)			12 Months Ended
		May 08, 2024 shares	Dec. 31, 2024 CHF (SFr) shares SFr / shares		Dec. 31, 2023 CHF (SFr) shares		Dec. 31, 2022 shares	Mar. 02, 2023 shares
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares			SFr 0.01
Share capital | SFr			SFr 446,000		SFr 366,000
Number of Options, Exercised	[2]		301,511	[1]	112,942	[1]	61,163
RSU
Disclosure of classes of share capital [line items]
Number of RSUs vested			9,430
Bottom of Range
Disclosure of classes of share capital [line items]
Capital band | SFr			SFr 464,437,000
Top of Range
Disclosure of classes of share capital [line items]
Capital band | SFr			691,655,500
Issued capital of ordinary shares | SFr			SFr 227,218,500
Number of shares issued			22,721,850
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares			(1,000,000)
Number of shares cancelled								100,000
At-the-Market Offering Program
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares			SFr 0.01
Number of shares issued			0
Issuance of ordinary shares		1,000,000
Conditional Capital
Disclosure of classes of share capital [line items]
Number of shares			20,940,543
Share capital | SFr			SFr 209,405,430
New Bonds and Similar Debt Instruments
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares			SFr 0.01
Potential issuance of equity through conversion of debt instruments | SFr			SFr 67,500,000
New Bonds and Similar Debt Instruments | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued from conversion of debt instruments			6,750,000
Employee Benefit Plans
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares			SFr 0.01
Potential issuance of equity through share based payment transactions | SFr			SFr 95,663,020.00
Number of Options, Exercised			301,511
Employee Benefit Plans | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued from share based payment transactions			9,566,302
BCA Public and Private Warrants
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares			SFr 0.01
Potential issuance of equity through exercise of warrants | SFr			SFr 42,541,380
Number of Warrant Exercised			279,033
BCA Public and Private Warrants | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued in connection with exercise of warrants			4,254,138
Earnout Options
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares			SFr 0.01
Potential issuance of equity in connection with exercise of option rights or other equity linked instruments | SFr			SFr 3,701,030.00
Earnout options exercisable			93,277
Earnout Options | Top of Range
Disclosure of classes of share capital [line items]
Potential number of shares issued in connection with exercise of option rights or other equity linked instruments			370,103

[1]	Forfeited amount includes earnout options forfeited during the years ended December 31, 2024 and 2023. No SARs have been exercised or forfeited during the years ended December 31, 2024 or 2023.
[2]	Retroactive application of the recapitalization effect due to the BCA for activity prior to March 2, 2023, the Exchange Ratio was applied to the number of options and the weighted average exercise price was divided by the same exchange ratio.